Related Party Transactions and Balances (Details 2) - Oniva International Services Corp. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Salaries and benefits	$ 400	$ 262	$ 940	$ 573
Office and miscellaneous	132	137	372	271
Other related party transactions	$ 532	$ 399	$ 1,312	$ 844